                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004


Check here if Amendment [X]; Amendment Number:  1
    This Amendment (Check only one.): [X] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Lodestar Investment Counsel, LLC
Address:          208 South LaSalle Street, Suite 1710
                  Chicago, Illinois 60604


Form 13F File Number:  28-7076


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:    William A. Goldstein
Title:   President
Phone:   312-630-9666


Signature, Place, and Date of Signing:

    /s/ William A. Goldstein           Chicago, Illinois        August 24,  2005


Report Type (Check only one.):


         [X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.


         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)


List of Other Managers Reporting for this Manager:  None


Report Summary:


Number of Other Included Managers:       1


Form 13F Information Table Entry Total:  123


Form 13F Information Table Value Total:  $312,791,000


List of Other Included Managers:

         (01)   The Privatebank and Trust Company, 28-10834


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                  June 30, 2004

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                        COLUMN 2 COLUMN 3   COLUMN 4       COLUMN 5             COLUMN 6      COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                         TITLE OF             VALUE       SHRS OR  SH/   PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
 ISSUER                          CLASS    CUSIP     [x$1000]     PRN AMT  PRN   CALL   DISCRETION    MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                        COM   88579Y101     1581         17566   SH          Defined 01                              17566
Abbott Laboratories               COM   002824100     1079         26483   SH          Defined 01                              26483
Albertson's Inc.                  COM   013104104     1107         41714   SH          Defined 01                              41714
Alcoa                             COM   013817101      274          8308   SH          Defined 01                               8308
Allstate Corporation              COM   020002101      221          4750   SH          Defined 01                               4750
Ameren Corp.                      COM   023608102     2142         49863   SH          Defined 01                              49863
American Express                  COM   025816109     8118        158005   SH          Defined 01                             158005
American International Group      COM   026874107     6426         90150   SH          Defined 01                              90150
Anadarko Petroleum                COM   032511107     2699         46050   SH          Defined 01                              46050
Archstone-Smith Trust             COM   039583109      336         11448   SH          Defined 01                              11448
Associated Banc-Corp              COM   045487105      322         10852   SH          Defined 01                              10852
BP PLC                            COM   055622104     5770        107711   SH          Defined 01                             107711
Bank One                          COM   06423A103     6832        133953   SH          Defined 01                             133953
Bankamerica Corporation           COM   060505104     9333        110294   SH          Defined 01                             110294
Berkshire Hathaway                COM   084670108      356             4   SH          Defined 01                                  4
Berkshire Hathaway C1 B           COM   084670207      396           134   SH          Defined 01                                134
Bristol Myers Squibb              COM   110122108     3839        156675   SH          Defined 01                             156675
Burlington Resources              COM   122014103      804         22220   SH          Defined 01                              22220
Cardinal Health                   COM   14149y108      206          2936   SH          Defined 01                               2936
Cedar Fair L.P. Dep. Rcts.        COM   150185106     1246         39500   SH          Defined 01                              39500
Chevrontexaco Corporation         COM   166764100      359          3812   SH          Defined 01                               3812
Chubb Corporation                 COM   171232101      259          3800   SH          Defined 01                               3800

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                  June 30, 2004


                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                        COLUMN 2 COLUMN 3   COLUMN 4       COLUMN 5             COLUMN 6      COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                         TITLE OF             VALUE       SHRS OR  SH/   PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
 ISSUER                          CLASS    CUSIP     [x$1000]     PRN AMT  PRN   CALL   DISCRETION    MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                     COM   17275R102        745       31450   SH          Defined 01                             31450
Citigroup                         COM   172967101       1002       21553   SH          Defined 01                             21553
Coca Cola                         COM   191216100        962       19053   SH          Defined 01                             19053
Colgate Palmolive Company         COM   194162103        288        4925   SH          Defined 01                              4925
ConocoPhillips                    COM   20825C104        349        4581   SH          Defined 01                              4581
Costco Wholesale Corporation      COM   22160K105        797       19362   SH          Defined 01                             19362
Dell, Inc.                        COM   24702R101        597       16655   SH          Defined 01                             16655
Dover Corporation                 COM   260003108       3772       89608   SH          Defined 01                             89608
Dow Chemical                      COM   260543103        458       11250   SH          Defined 01                             11250
DuPont                            COM   263534109        342        7700   SH          Defined 01                              7700
Eli Lilly & Company               COM   532457108       1286       18400   SH          Defined 01                             18400
Emerson Electric                  COM   291011104       1233       19401   SH          Defined 01                             19401
Exxon Mobil Corp.                 COM   30231g102      11639      262071   SH          Defined 01                             62071
Federated Department Stores Inc.  COM   31410H101       6705      136555   SH          Defined 01                             36555
Fifth Third Bancorp               COM   316773100        484        8994   SH          Defined 01                              8994
First Data Corp.                  COM   319963104       1627       36547   SH          Defined 01                             36547
First Health Group Corp.          COM   320960107        347       22200   SH          Defined 01                             22200
Fortune Brands                    COM   349631101        507        6725   SH          Defined 01                              6725
General Electric                  COM   369604103      13851      427500   SH          Defined 01                             27500
Genoil Inc.                       COM   371924101          3       15000   SH          Defined 01                             15000
H&R Block                         COM   093671105        763       16000   SH          Defined 01                             16000
Hershey Foods                     COM   427866108        563       12160   SH          Defined 01                             12160

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                  June 30, 2004


                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                        COLUMN 2 COLUMN 3   COLUMN 4       COLUMN 5             COLUMN 6      COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                         TITLE OF             VALUE       SHRS OR  SH/   PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
 ISSUER                          CLASS    CUSIP     [x$1000]     PRN AMT  PRN   CALL   DISCRETION    MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard                   COM   428236103       1939        91909  SH          Defined 01                             91909
Hillenbrand Industries            COM   431573104      10027       165869  SH          Defined 01                            165869
Home Depot                        COM   437076102       9264       263184  SH          Defined 01                            263184
IMS Health Inc.                   COM   449934108        614        26188  SH          Defined 01                             26188
Illinois Tool Works Inc.          COM   452308109        579         6040  SH          Defined 01                              6040
Intel                             COM   458140100      12462       451540  SH          Defined 01                            451540
International Business Machine    COM   459200101        889        10088  SH          Defined 01                             10088
Japan Equity Fund                 COM   471057109         69        10669  SH          Defined 01                             10669
Johnson & Johnson                 COM   478160104       9732       174719  SH          Defined 01                            174719
Kellogg                           COM   487836108       5714       136535  SH          Defined 01                            136535
Kimberly Clark Corp.              COM   494368103       1755        26637  SH          Defined 01                             26637
Kinder Morgan Energy Limited P    COM   494550106        407        10000  SH          Defined 01                             10000
Koninklijke Philips Electronic    COM   500472303       2021        74314  SH          Defined 01                             74314
L-3 Communications Holdings       COM   502424104      11166       167150  SH          Defined 01                            167150
MB Financial Inc.                 COM   55264U108        467        12682  SH          Defined 01                             12682
Marsh & McLennan                  COM   571748102       7586       167175  SH          Defined 01                            167175
Medco Health Solutions Com        COM   58405U102        354         9449  SH          Defined 01                              9449
Medtronic Inc.                    COM   585055106       1603        32899  SH          Defined 01                             32899
Merck & Co.                       COM   589331107       5802       122147  SH          Defined 01                            122147
MicroSoft Corporation             COM   594918104      10975       384285  SH          Defined 01                            384285
Moodys Corporation                COM   615369105        230         3550  SH          Defined 01                              3550
Morgan Stanley Dean Witter        COM   617446448        224         4254  SH          Defined 01                              4254

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                  June 30, 2004


                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                        COLUMN 2 COLUMN 3   COLUMN 4       COLUMN 5             COLUMN 6      COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                         TITLE OF             VALUE       SHRS OR  SH/   PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
 ISSUER                          CLASS    CUSIP     [x$1000]     PRN AMT  PRN   CALL   DISCRETION    MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Nestle S.A. Registered Voting     COM   641069406      17416       261212  SH          Defined 01                            261212
Newell Rubbermaid, Inc.           COM   651229106        736        31314  SH          Defined 01                             31314
Northern Trust Co.                COM   665859104        212         5026  SH          Defined 01                              5026
Oracle Corp.                      COM   68389X105        165        13810  SH          Defined 01                             13810
Pepsico                           COM   713448108       1339        24855  SH          Defined 01                             24855
Pfizer                            COM   717081103       9052       264069  SH          Defined 01                            264069
Pitney Bowes                      COM   724479100       6083       137472  SH          Defined 01                            137472
Plum Creek Timber                 COM   729251108       4831       148293  SH          Defined 01                            148293
Principal Financial Group         COM   74251V102      12033       345987  SH          Defined 01                            345987
Procter & Gamble                  COM   742718109       5266        96736  SH          Defined 01                             96736
Prologis Trust SBI                COM   743410102        540        16405  SH          Defined 01                             16405
Provident Financial Group         COM   743866105        333         8437  SH          Defined 01                              8437
Royal Dutch Petroleum             COM   780257804       6141       118842  SH          Defined 01                            118842
SBC Communications Inc. Com       COM   78387G103        327        13486  SH          Defined 01                             13486
Schering-Plough                   COM   806605101        813        44007  SH          Defined 01                             44007
Sherwin Williams Co.              COM   824348106        374         9000  SH          Defined 01                              9000
Simon Property Group New Com R    COM   828806109        692        13466  SH          Defined 01                             13466
Stolt Offshore S A Sp ADR Reg     COM   861567105         31        10000  SH          Defined 01                             10000
Target Corporation                COM   87612E106        378         8900  SH          Defined 01                              8900
The Tribune Company               COM   896047107       6995       153604  SH          Defined 01                            153604
Tiffany & Co. New                 COM   886547108       5816       157842  SH          Defined 01                            157842
Viacom Inc. Cl. B                 COM   925524308       3599       100757  SH          Defined 01                            100757

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                  June 30, 2004


                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                        COLUMN 2 COLUMN 3   COLUMN 4       COLUMN 5             COLUMN 6      COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                         TITLE OF             VALUE       SHRS OR  SH/   PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
 ISSUER                          CLASS    CUSIP     [x$1000]     PRN AMT  PRN   CALL   DISCRETION    MANAGERS  SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC(New)           COM   92857W100        860        38931  SH          Defined 01                             38931
W.W. Grainger                     COM   384802104        230         4000  SH          Defined 01                              4000
Wal-Mart Stores Inc.              COM   931142103       1571        29774  SH          Defined 01                             29774
Walgreen Co.                      COM   931422109       2520        69587  SH          Defined 01                             69587
Walt Disney Company               COM   254687106       7624       299080  SH          Defined 01                            299080
Walter Industries                 COM   93317Q105        136        10000  SH          Defined 01                             10000
Waste Management                  COM   94106L109        960        31306  SH          Defined 01                             31306
Whole Foods Market                COM   966837106        802         8400  SH          Defined 01                              8400
William Wrigley Co.               COM   982526105        290         4600  SH          Defined 01                              4600
Wyeth                             COM   983024100       1992        55087  SH          Defined 01                             55087
Zimmer Holdings, Inc.             COM   98956P102        380         4313  SH          Defined 01                              4313
Reckson Assoc. Realty Corp Ser    PFD   75621K205        209         8000  SH          Defined 01                              8000
Chubb Corp Equity Uts 7% Due 8          171232507        427        15300  SH          Defined 01                             15300
AIM Premier Equity Fund Cl A      FUND  008879306        143    15100.426  SH          Defined 01                         15100.426
Ameristock                        FUND  03071F104       1005    25413.092  SH          Defined 01                         25413.092
Artisan Small Cap Fund            FUND  04314H105        209    13093.622  SH          Defined 01                         13093.622
Bramwell Growth Fund              FUND  105114102       2159   111120.174  SH          Defined 01                        111120.174
Capital World Grw & Incm Com      FUND  140543109        255     8357.495  SH          Defined 01                          8357.495
Columbia Acorn Tr. Fnd. - Clas    FUND  197199409        534    21734.993  SH          Defined 01                         21734.993
Dodge & Cox Stock Fund            FUND  256219106       2192    18329.247  SH          Defined 01                         18329.247
Fundamental Investors Inc.        FUND  360802102        585    19862.107  SH          Defined 01                         19862.107
Harris Insight Small Cap Opp I    FUND  414548602        219     9177.053  SH          Defined 01                          9177.053

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                  June 30, 2004


                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                        COLUMN 2 COLUMN 3   COLUMN 4       COLUMN 5             COLUMN 6      COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                         TITLE OF             VALUE       SHRS OR  SH/   PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
 ISSUER                          CLASS    CUSIP     [x$1000]     PRN AMT  PRN   CALL   DISCRETION    MANAGERS  SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Investment Company of America     FUND  461308108        506    17353.158  SH          Defined 01                         17353.158
John Hancock Financial Industr    FUND  409905502        286    16000.000  SH          Defined 01                         16000.000
Nations International Value Fu    FUND  638581470        631    30413.847  SH          Defined 01                         30413.847
Schwab Total Stock Market Sele    FUND  808509756        287    15051.179  SH          Defined 01                         15051.179
Skyline Special Equities Fund     FUND  830833208       1928    66060.111  SH          Defined 01                         66060.111
Templeton World Fund Cl A         FUND  880196100        250    14393.104  SH          Defined 01                         14393.104
Third Avenue International Val    FUND  884116500        545    34855.812  SH          Defined 01                         34855.812
Tweedy Browne Global Value Fun    FUND  901165100        682    31163.483  SH          Defined 01                         31163.483
Vanguard Group Wellington Fund    FUND  921935102        442    15143.646  SH          Defined 01                         15143.646
Wasatch Advisors Funds - Small    FUND  936772102       1026    27781.625  SH          Defined 01                         27781.625
Wasatch Core Growth Fund          FUND  936772201        285     7160.041  SH          Defined 01                          7160.041
Washington Mutual Inv Fd          FUND  939330106        637    21684.423  SH          Defined 01                         21684.423
Westport Small Cap Funds Cl I     FUND  961323409        907    40198.431  SH          Defined 01                         40198.431
REPORT SUMMARY                    123   DATA RECORDS  312791                1         OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED